Share-Based Payment Transactions (Details 2) - Binomial option pricing model [Member]	12 Months Ended
	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares
Statement Line Items [Line Items]
Dividend yield	0.00%	0.00%
Contractual life (In years)	10	10
Early Exercise Multiple (Suboptimal Factor)	$ 2.5	$ 2.5
Bottom of range [Member]
Statement Line Items [Line Items]
Risk-free interest rate	1.89%	2.01%
Expected volatility	74.40%	77.84%
Exercise price	$ 2.513	$ 4.317
Top of range [Member]
Statement Line Items [Line Items]
Risk-free interest rate	2.31%	2.02%
Expected volatility	77.64%	78.22%
Exercise price	$ 3.393	$ 5.376